Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

All amounts in U.S. dollars							Value of Initial Fixed $100 Investment Based on:
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO(1)		Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	GAAP Net Income ($mil.)	Company Selected Measure: Organic Sales Growth(4)
	Michael F. Roman	William M. Brown	Michael F. Roman	William M. Brown
2025		21,005,009		35,738,149	6,192,865	11,009,844	132	173	3,250	2.1%
2024	17,213,005	21,191,031	37,800,518	32,797,865	7,008,929	5,570,336	104	150	4,173	2.3%
2023	16,424,566		15,615,060		11,186,064	11,580,343	71	131	(6,995)	(1.3%)
2022	14,031,387		152,482		5,322,998	1,852,154	74	113	5,777	1.2%
2021	18,200,584		18,438,692		5,527,247	3,553,621	105	121	5,921	8.8%

Company Selected Measure Name			Organic Sales Growth
Named Executive Officers, Footnote	The following table lists the CEO and our other NEOs for each of fiscal years 2025, 2024, 2023, 2022, and 2021.

Year	CEO	Other NEOs
2025	William M. Brown	Anurag Maheshwari, Christian T. Goralski, Wendy A. Bauer, and Kevin H. Rhodes
2024	William M. Brown	Anurag Maheshwari, Peter D. Gibbons, Christian T. Goralski, Wendy A. Bauer, Theresa E. Reinseth, and Monish Patolawala
Michael F. Roman
2023	Michael F. Roman	Monish Patolawala, Peter D. Gibbons, Bryan C. Hanson, and Kevin H. Rhodes
2022	Michael F. Roman	Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Mojdeh Poul, and Michael G. Vale
2021	Michael F. Roman	Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale

Peer Group Issuers, Footnote	Reflects total shareholder return indexed to $100 for the Dow Jones Industrial Average (DJIA) Index, which serves as the benchmark peer group reported in the performance graph included in the Company’s Annual Report on Form 10-K for the year ended
December 31, 2025, and assuming reinvestment of all dividends, where applicable.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent CAP, as computed in accordance with Securities and Exchange Commission rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with Securities and Exchange Commission rules, the following adjustments were made to SCT total compensation to determine CAP:
Reconciliation of SCT total compensation to CAP for CEO (Brown)
All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	SCT Total	Minus SCT Change in Pension Value	Plus Pension Value Service Cost(i)	Minus SCT Equity	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at Prior Fiscal Year EOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP
2025	21,005,009	—	—	14,755,094	19,908,942	8,979,390	—	599,902	—	35,738,149
2024	21,191,031	—	—	13,667,293	25,274,127	—	—	—	—	32,797,865
“EOY” = End of Year, “BOY” = Beginning of Year
Reconciliation of SCT total compensation to CAP for CEO (Roman)
All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	SCT Total	Minus SCT Change in Pension Value	Plus Pension Value Service Cost(i)	Minus SCT Equity	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at Prior Fiscal Year EOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP
2025
2024	17,213,005	269,417	496,215	13,000,716	25,620,549	7,413,439	327,443	—	—	37,800,518
2023	16,424,566	—	613,038	11,999,342	12,066,153	(1,199,715)	—	(289,640)	—	15,615,060
2022	14,031,387	—	742,142	11,000,949	5,780,110	(5,795,900)	—	(3,604,307)	—	152,482
2021	18,200,584	2,978,538	756,691	10,501,098	11,644,213	756,097	—	560,744	—	18,438,692
“EOY” = End of Year, “BOY” = Beginning of Year
Pension value service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the Company’s defined benefit pension plans, using the same methodology used in the
Company’s GAAP financial statements included in its Annual Report on Form 10-K.
(ii)For this purpose, the fair value of equity awards was calculated in accordance with ASC Topic 718. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount			$ 6,192,865	$ 7,008,929	$ 11,186,064	$ 5,322,998	$ 5,527,247
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,009,844	5,570,336	11,580,343	1,852,154	3,553,621
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent CAP, as computed in accordance with Securities and Exchange Commission rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with Securities and Exchange Commission rules, the following adjustments were made to SCT total compensation to determine CAP:
Reconciliation of SCT total compensation to CAP for average of other NEOs
All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	Average SCT Total for Other NEOs	Minus SCT Change in Pension Value for Other NEOs	Plus Pension Value Service Cost(i)	Minus SCT Equity for Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at Prior Fiscal Year EOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP for Other NEOs
2025	6,192,865	405,041	70,941	1,779,847	4,657,427	1,893,929	8,028	371,542	—	11,009,844
2024	7,008,929	20,981	19,993	4,872,626	4,573,561	399,598	—	55,875	1,594,013	5,570,336
2023	11,186,064	280,291	57,618	6,592,161	7,525,387	(240,444)	12,375	(88,205)	—	11,580,343
2022	5,322,998	124,457	103,225	3,851,488	706,405	(22,688)	—	(225,074)	56,767	1,852,154
2021	5,527,247	93,789	173,685	3,414,689	1,229,934	73,896	1,479	55,858	—	3,553,621
“EOY” = End of Year, “BOY” = Beginning of Year
Pension value service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the Company’s defined benefit pension plans, using the same methodology used in the
Company’s GAAP financial statements included in its Annual Report on Form 10-K.
(ii)For this purpose, the fair value of equity awards was calculated in accordance with ASC Topic 718. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Company TSR and Peer Group TSR and CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP for our CEOs and other NEOs and our TSR. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEOs are generally aligned with 3M’s TSR. For the other NEOs, CAP and SCT total compensation values in 2023 are much higher than in other years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M. Because of these one-time awards, the alignment between CAP amounts for our other NEOs and 3M’s TSR in 2023 is not as apparent. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.
CEO pay vs. performance: Total shareholder return

■	CEO SCT (Roman)	■	CEO CAP (Roman)	■	CEO SCT (Brown)	■	CEO CAP (Brown)

—	Peer Group TSR	—	3M TSR
Other NEOs pay vs. performance: Total shareholder return

■	Other NEOs SCT	■	Other NEOs CAP	—	Peer Group TSR	—	3M TSR

Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and average other NEO CAP and our GAAP Net Income. Average other NEO CAP value in 2023 is much higher than in other years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M. Our fiscal year 2023 financial results include special items that had a significant negative impact on our GAAP net income, the most significant of which was $11.6 billion in after-tax net costs for significant litigation associated with PFAS-related other environmental and Combat Arms Earplugs matters. GAAP net income is not used as a metric in our annual or long-term incentive plans. Refer to the CD&A for information on the financial metrics utilized in our compensation plans, and to Appendix A for a detailed reconciliation of these measures with the most directly comparable GAAP financial measures.

■	CEO CAP (Roman)	■	CEO CAP (Brown)	■	Other NEOs CAP	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Organic Sales Growth (our Company-Selected Measure). The graph below reflects the relationship between CEO and average other NEO CAP and Organic Sales Growth. 2023 organic growth was negatively impacted by declines in consumer-facing markets such as electronics and consumer retail, disposable respirator sales declines, normalization of post-COVID-related biopharma demand, declines in health information systems from tighter hospital budgets, the Company’s exit from Russia, and slowing growth in China. Average other NEO CAP value in 2023 is much higher than in the other years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M.

■	CEO CAP (Roman)	■	CEO CAP (Brown)	■	Other NEOs CAP	Organic Sales Growth

Tabular List, Table

Local Currency Sales	Relative Organic Sales Growth
Operating Income	Free Cash Flow Growth
Operating Cash Flow
Earnings per Share Growth

Total Shareholder Return Amount			$ 132	104	71	74	105
Peer Group Total Shareholder Return Amount			173	150	131	113	121
Net Income (Loss)			$ 3,250,000,000	$ 4,173,000,000	$ (6,995,000,000)	$ 5,777,000,000	$ 5,921,000,000
Company Selected Measure Amount			0.021	0.023	(0.013)	0.012	0.088
PEO Name	Michael F. Roman	William M. Brown	William M. Brown		Michael F. Roman	Michael F. Roman	Michael F. Roman
Additional 402(v) Disclosure			ee Appendix B for a definition of Organic Sales Growth. Values shown reflect Organic Sales Growth as calculated for purposes of our executive compensation program for the applicable reporting year.
Measure:: 1
Pay vs Performance Disclosure
Name			Relative Organic Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow Growth
Measure:: 3
Pay vs Performance Disclosure
Name
Measure:: 4
Pay vs Performance Disclosure
Name			Local Currency Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name			Operating Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name			Earnings per Share Growth
William M. Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,005,009	$ 21,191,031
PEO Actually Paid Compensation Amount			35,738,149	32,797,865
Michael F. Roman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				17,213,005	$ 16,424,566	$ 14,031,387	$ 18,200,584
PEO Actually Paid Compensation Amount				37,800,518	15,615,060	152,482	18,438,692
PEO | William M. Brown [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | William M. Brown [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | William M. Brown [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,755,094)	(13,667,293)
PEO | William M. Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,908,942	25,274,127
PEO | William M. Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,979,390	0
PEO | William M. Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | William M. Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			599,902	0
PEO | William M. Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Michael F. Roman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(269,417)	0	0	(2,978,538)
PEO | Michael F. Roman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				496,215	613,038	742,142	756,691
PEO | Michael F. Roman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,000,716)	(11,999,342)	(11,000,949)	(10,501,098)
PEO | Michael F. Roman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				25,620,549	12,066,153	5,780,110	11,644,213
PEO | Michael F. Roman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,413,439	(1,199,715)	(5,795,900)	756,097
PEO | Michael F. Roman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				327,443	0	0	0
PEO | Michael F. Roman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(289,640)	(3,604,307)	560,744
PEO | Michael F. Roman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(405,041)	(20,981)	(280,291)	(124,457)	(93,789)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			70,941	19,993	57,618	103,225	173,685
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,779,847)	(4,872,626)	(6,592,161)	(3,851,488)	(3,414,689)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,657,427	4,573,561	7,525,387	706,405	1,229,934
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,893,929	399,598	(240,444)	(22,688)	73,896
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,028	0	12,375	0	1,479
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			371,542	55,875	(88,205)	(225,074)	55,858
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (1,594,013)	$ 0	$ (56,767)	$ 0